Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 28, 2021	Jul. 19, 2021	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 675,000
Price per unit		$ 1	$ 9.96
Transaction costs			$ 3,916,281
Cash underwriting fees			3,450,000
Other cost			$ 466,281
Percentage of fair market value			80.00%
Aggregate of public shares			20.00%
Redeem outstanding shares, percentage			100.00%
Public share price			$ 10.1
Common stock, par value			$ 0.01
Additional shares of common stock			7,500,000
Aggregate shares reserve equal			5.00%
Net tangible assets			$ 5,000,001
Cash condition			$ 50,000,000
Percentage of voting power			88.80%
Aggregate purchase price	$ 22,500,000
Weighted average price of shares			$ 13
Shares of lock-up shares			1,000,000
Trust account cash			$ 518,905
Working capital			$ 259,136
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of acquires voting securities			50.00%
Business combination, description			It is anticipated that upon completion of the Business Combination, CLAQ’s public stockholders (other than the PIPE Investment investors) would retain an ownership interest of approximately 28.5% in the Combined Company, the PIPE Investment investors will own approximately 5.6% of the Combined Company (such that the public stockholders, including the PIPE Investment investors, would own approximately 34.1% of the Combined Company), the Co-Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 6.8% of the Combined Company and the Nauticus stockholders will own approximately 59.1% (including the 7,500,000 Earnout Shares) of the Combined Company.
Weighted average price of shares			$ 13
Series of Individually Immaterial Business Acquisitions [Member]
Description of Organization and Business Operations (Details) [Line Items]
Net tangible assets			$ 5,000,001
Convertible Notes [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued			5,299,543
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units		15,000,000
Share price, per share		$ 10
Gross proceeds		$ 150,000,000
Sale of warrants		4,333,333
Purchased additional units			2,250,000
Net proceeds of sale of public units			$ 174,225,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants		6,500,000
Price, per unit		$ 1
Warrant per share	$ 1
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants	675,000
Purchased additional units	2,250,000
Generating gross proceeds	$ 22,500,000
Subscription Agreements [Member]
Description of Organization and Business Operations (Details) [Line Items]
Additional shares of common stock			3,530,000
Purchase price, per price			$ 10
Aggregate purchase price			$ 35,300,000
Securities Purchase Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of principal amount			$ 40,000,000
Percentage of issued amount of debentures divided			100.00%
Exercise price			$ 20
Stock Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued			4,055,704
Preferred Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued			15,062,524
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued			9,669,216
CleanTech Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants		2,166,667